Fair value of financial instruments - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	£ 0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	£ 33,500
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	(9,800)
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	1,948	4,156
Significant unobservable inputs (Level 3) | Financial instruments at fair value, category
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	218	258
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	73	63
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	33	54
Significant unobservable inputs (Level 3) | Financial instruments at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	15	16
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	1	1
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	0	0
Significant unobservable inputs (Level 3) | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	1,053	1,311
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	£ 1,141	£ 1,192